UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2000

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):      [ ]  is a restatement.
                                       [ ]  adds new holdings
                                            entries

Institutional Investment Manager Filing this Report:

Name:     American National Trust and Investment Management Company
Address:  320 South High Street
          Muncie, IN 47305


Form 13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Roxann E. Wilson
Title: Manager of Account Operations
Phone: (765) 747-7627

Signature, Place, and Date of Signing:

/s/ Roxann E. Wilson              Muncie, IN                 09/30/2000
----------------------------      -----------------------    -------------
[Signature]                       [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting' manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager

                             FORM 13F SUMMARY PAGE


Report Summary


Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   145

Form 13F Information Table Value Total:   $620,637,661
                                           (thousands)


List of Other Included Managers


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.       Form 13F File Number     Name
NONE

                           NAME OF REPORTING MANAGER
                                ANB CORPORATION
                    AMERICAN NATIONAL BANK AND TRUST COMPANY
                  110 EAST MAIN STREET, MUNCIE, INDIANA 47305
                   QUARTERLY REPORT ENDING JUNE 30, 2000

                           FORM 13F INFORMATION TABLE


             COLUMN 1                COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7          COLUMN 8
--------------------------------- -------------- --------- -------- ----------------- ---------- -------- --------------------------
                                                            VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER         VOTING AUTHORITY
          NAME OF ISSUER          TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED    NONE
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- -------- --------
ADC Telecommunications, Inc.      Common         000886101  4,047,069 145,510         Defined              109,810            35,700
AFLAC Inc.                        Common         001055102  3,292,002  50,989         Defined               48,489             2,500
AT&T Corp.                        Common         001957109    383,640  13,344         Defined               12,039             1,305
Abbott Laboratories, Inc.         Common         002824100 11,001,946 236,601         Defined              222,151            14,450
Adobe Systems Inc                 Common         00724F101  7,341,270  45,740         Defined               35,640            10,100
Agilent Technologies              Common         00846U101    615,936  12,832         Defined               10,417             2,415
Air Porducts & Chem               Common         009158106    225,600   6,400          Sole                  6,400                 0
Alcoa Inc.                        Common         013817101    611,690  25,095         Defined               24,695               400
Alltel Corp.                      Common         020039103    739,025  14,350         Defined               10,415             3,935
Alltrista Corp.                   Common         020040101    734,884  34,684         Defined                9,069            25,615
American Express Co.              Common         025816109    847,891  13,914          Sole                 13,914                 0
American General Corp             Common         026351106    449,234   5,700         Defined                5,650                50
American Home Products Co         Common         026609107  2,236,341  39,450         Defined               39,450                 0
American Intl Group Inc.          Common         026874107 27,244,509 287,541         Defined              248,995            38,546
Analog Devices Inc.               Common         032654105    265,028   3,075         Defined                1,875             1,200
Anheuser-Busch Cos Inc.           Common         035229103  2,700,962  62,450         Defined               60,850             1,600
Automatic Data Processing         Common         053015103  7,067,514 105,583         Defined               81,433            24,150
Avery Dennison Corp.              Common         053611109  5,112,210 111,135         Defined              102,660             8,475
BP Amoco PLC SPONS ADR            Common         055622104 19,422,213 371,717         Defined              331,331            40,386
Ball Corp.                        Common         058498106 19,141,798 600,527         Defined              219,515           381,012
Bank One Corp                     Common         06423A103  5,205,978 136,104         Defined              135,838               266
Bellsouth Corp.                   Common         079860102  7,228,713 182,714         Defined              155,789            26,925
Bestfoods                         Common         08658U101    560,175   7,700         Defined                7,600               100
Biogen N V                        Common         090597105    487,685   7,635         Defined                4,135             3,500
Biomet Inc                        Common         090613100    340,204   9,600         Defined                3,600             6,000
Bristol Myers Squibb Co.          Common         110122108  2,887,240  49,780         Defined               41,830             7,950
Cardinal Health Inc.              Common         14149Y108  2,941,025  32,341         Defined               28,166             4,175
Carnival Corp. Com Stock          Common         143658102    399,875  15,995         Defined               15,620               375
Chase Manhattan Corp New          Common         16161A108    712,359  15,197         Defined               13,072             2,125
Cinergy Corporation               Common         172474108    274,976   8,477         Defined                8,477                 0
Cisco Systems                     Common         17275R102 13,623,665 229,208         Defined              220,233             8,975
Citigroup, Inc.                   Common         172967101  7,140,823 132,697         Defined              127,400             5,297
Coca Cola Company                 Common         191216100  3,760,692  67,836         Defined               67,411               425
Colgate-Palmolive                 Common         194162103  2,506,320  53,100         Defined               52,425               675
Computer Associates Int'l         Common         204912109    225,212   8,380         Defined                4,180             4,200
Conagra Inc.                      Common         205887102    275,995  13,930         Defined               13,930                 0
Concord EFS Inc.                  Common         206197105  1,940,860  53,357         Defined               48,981             4,376
Constellation Energy Group Inc.   Common         210371100    976,369  19,650         Defined               19,650                 0
Corning Inc                       Common         219350105    424,381   1,388         Defined                1,288               100
Costo Whsl Corp New Com           Common         22160K105    607,722  16,940          Sole                 16,815               125
Dell Computer                     Common         247025109  3,026,139  90,500         Defined               89,500             1,000
The Walt Disney Company           Common         254687106    307,631   7,926         Defined                7,326               600
Dover Corp.                       Common         260003108  2,603,037  53,055         Defined               42,330            10,725
EMC Corporation                   Common         268648102 24,338,476 236,583         Defined              208,883            27,700
Emerson Electric Co.              Common         291011104    326,830   4,924         Defined                4,924                 0
Enron Corporation                 Common         293561106  2,121,918  23,775         Defined               21,225             2,550
Equifax Inc.                      Common         294429105  1,159,568  42,650         Defined               42,650                 0
Exxon Mobil Corp                  Common         30231G102 22,668,943 254,350         Defined              241,129            13,221
FPL Group Inc.                    Common         302571104  1,182,853  18,500          Sole                 18,500                 0
Fastenal Co.                      Common         311900104    295,000   5,000         Defined                    0             5,000
Federal National                  Common         313586109  2,646,170  37,270         Defined               33,920             3,350
Fifth Third Bancorp               Common         316773100    308,330   5,797          Sole                  5,797                 0
First Merchants Corp.             Common         320817109  1,147,100  50,422         Defined                6,898            43,524
Firstar Corp. New Wis             Common         33763V109  1,244,356  54,697         Defined               54,013               684
Fiserv Inc.                       Common         337738108  1,547,844  24,915         Defined               21,915             3,000
Gateway Inc.                      Common         367626108    282,295   5,050          Sole                  5,050                 0
General Electric Company          Common         369604103 28,896,076 489,764         Defined              451,139            38,625
General Motors Corp.              Common         370442105    283,810   4,232         Defined                4,232                 0
Gillette Company                  Common         375766102    329,791  10,703         Defined               10,703                 0
Guidant Corp                      Common         401698105  2,331,405  33,395         Defined               30,870             2,525
Harley Davison Inc.               Common         412822108  1,421,305  29,495         Defined               25,345             4,150
Hewlett-Packard Co.               Common         428236103  7,994,250  74,800         Defined               62,900            11,900
Hillenbrand Industries IN         Common         431573104    553,900  12,900         Defined               12,150               750
Home Depot Inc.                   Common         437076102 15,080,503 276,387         Defined              257,700            18,687
Honeywell Int'l Inc               Common         438516106    803,312  22,046         Defined               19,746             2,300
Illinois Tool Works Inc.          Common         452308109  5,392,800  96,300         Defined               88,225             8,075
Intel Corp.                       Common         458140100 18,057,070 406,343         Defined              360,143            46,200
International Business Machine    Common         459200101  2,696,652  22,865         Defined               18,015             4,850
Interpublic Group Cos Inc.        Common         460690100 11,409,318 334,339         Defined              324,959             9,380
IPALCO Enterprises                Common         462613100    202,816   8,794          Sole                  6,394             2,400
Jabil Circuit Inc.                Common         466313103    746,325  12,840         Defined                9,290             3,550
Jefferson-Pilot                   Common         475070108  3,006,361  43,257         Defined               39,257             4,000
Johnson and Johnson               Common         478160104  5,324,202  57,096         Defined               41,896            15,200
Johnson Controls                  Common         478366107  1,815,655  34,420         Defined               32,445             1,975
Kellogg Co.                       Common         487836108    291,162  12,100          Sole                 10,200             1,900
Keycorp New                       Common         493267108    312,703  11,717          Sole                 11,717                 0
Kohls Corporation                 Common         500255104  4,374,378  74,220         Defined               68,520             5,700
Lancaster Colony Corp             Common         513847103  1,117,959  45,865         Defined               37,865             8,000
Lexmark Intl Group Inc Cl. A      Common         529771107  1,252,226  33,730         Defined               27,405             6,325
Lilly (Eli) and Co.               Common         532457108  9,167,878 111,888         Defined               94,538            17,350
Lilly Industries                  Common         532491107    648,787  21,900          Sole                 21,900                 0
Lincoln National Corp. of Indiana Common         534187109  3,678,430  75,262         Defined               44,025            31,237
Linear Technology                 Common         535678106  6,959,420  98,020         Defined               95,895             2,125
Lucent Technologies               Common         549463107  7,298,594 229,877         Defined              214,940            14,937
MBNA Corp                         Common         55262L100  4,768,283 119,767         Defined              116,742             3,025
MCN Energy Group, Inc.            Common         55267J100    213,035   8,500         Defined                8,050               450
Marsh & McLennan COS              Common         571748102  7,079,505  53,030         Defined               51,805             1,225
Marsh Supermarkets Inc. Cl. B     Common         571783208  2,089,849 179,772         Defined              179,772                 0
Marsh Supermarkets Inc. Cl. A     Common         571783307  2,024,937 129,596         Defined              129,596                 0
McDonald's Corp.                  Common         580135101  1,720,897  57,006         Defined               53,006             4,000
Medtronic Inc.                    Common         585055106  6,106,780 121,075         Defined              101,118            19,957
Mellon Financial Corp             Common         58551A108    377,802   8,103         Defined                5,175             2,928
Merck and Co. Inc.                Common         589331107  7,866,056 107,570         Defined               98,370             9,200
Merrill Lynch & Co. Inc.          Common         590188108  4,599,665  70,560          Sole                    400            70,160
Microsoft Corp.                   Common         594918104  3,712,072  60,543         Defined               36,018            24,525
Morgan Stanley, Dean Witter & Co. Common         617446448  2,242,658  24,901         Defined               23,376             1,525
Motorola Inc.                     Common         620076109    255,204   8,819         Defined                8,519               300
Muncie Aviation                   Common         624993101  1,559,600     560          Sole                    560                 0
National City Corporation         Common         635405103  7,647,661 332,507         Defined               25,832           306,675
National Fuel and Gas Co.         Common         636180101  4,894,650  87,600         Defined               78,675             8,925
ADR Nokia Corp Sponsered Finland  Common         654902204  1,377,788  33,350         Defined               29,850             3,500
Nortel Networks Corp New          Common         656568102 12,245,888 194,185         Defined              180,735            13,450
Northern Trust Corp               Common         665859104  2,124,012  23,815         Defined               23,740                75
Old National Bancorp              Common         680033107 16,978,594 549,914         Defined              414,001           135,913
Old Republic Int'l Corp           Common         680223104  3,190,374 123,000          Sole                123,000                 0
Oracle Corp                       Common         68389X105  1,210,118  14,851         Defined               12,851             2,000
Paychex Inc.                      Common         704326107 19,155,916 365,306         Defined              312,188            53,118
Pepsico Inc.                      Common         713448108  1,380,532  30,509         Defined               27,434             3,075
Pfizer Inc.                       Common         717081103  8,556,635 195,299         Defined              174,920            20,379
Pharmacia Corp                    Common         71713U102    390,589   6,503         Defined                5,303             1,200
Philip Morris Cos Inc.            Common         718154107    366,181  12,080         Defined               12,080                 0
Pitney Bowes                      Common         724479100  1,151,514  29,526         Defined               28,326             1,200
T Rowe Price                      Common         741477103  3,570,355  75,965         Defined               62,165            13,800
Procter and Gamble Co.            Common         742718109  3,599,724  53,777         Defined               46,377             7,400
Royal Dutch Petroleum New         Common         780257804    995,544  16,575         Defined                8,175             8,400
SBC Communications                Common         78387G103 15,020,811 301,544         Defined              261,416            40,128
Standard & Poors Depository       Common         78462F103  1,687,743  11,550          Sole                 11,550                 0
Sara Lee Corp.                    Common         803111103  1,137,462  57,050         Defined               52,650             4,400
Schering-Plough Corp.             Common         806605101  5,986,301 129,959         Defined              113,684            16,275
Schlumberger LTD                  Common         806857108  2,451,421  30,125         Defined               30,000               125
Schwab (Charles) Corp             Common         808513105  1,731,065  49,459         Defined               43,272             6,187
Smithkline Beecham PLC            Common         832378301    402,378   6,000          Sole                  6,000                 0
Solectron Corp.                   Common         834182107  4,631,850  98,550         Defined               87,260            11,290
State Street Corp.                Common         857477103  7,209,541  55,199         Defined               55,199                 0
Stryker Corp                      Common         863667101    509,694  11,940         Defined               11,940                 0
Sun Life Financial                Common         866796105    621,798  30,056          Sole                 30,056                 0
Sun Microsystems                  Common         866810104 15,600,238 126,190         Defined              119,090             7,100
Sungard Data Systems Inc.         Common         867363103    992,250  22,745         Defined               22,745                 0
Synovous Financial Corp.          Common         87161C105  2,799,573 133,313         Defined              132,376               937
Sysco Corp.                       Common         871829107  9,870,989 210,860         Defined              194,360            16,500
Target Corp                       Common         87612E106  4,855,070 192,280         Defined              184,305             7,975
Tellabs, Inc. Delaware            Common         879664100  4,441,805  94,380         Defined               76,590            17,790
Time Warner Inc.                  Common         887315109    298,639   3,740          Sole                  3,740                 0
Tyco Intl LTD New                 Common         902124106  8,852,012 170,231         Defined              159,581            10,650
United Technologies Corp.         Common         913017109  4,021,875  56,250         Defined               49,960             6,290
Vectren Corp.                     Common         92240G101  1,764,400  87,943         Defined               87,943                 0
Verizon Communications Inc.       Common         92343V104  2,518,376  53,228          Sole                 52,328               900
Vitesse Semiconductor             Common         928497106    947,358  10,697         Defined                6,472             4,225
Wachovia Corp.                    Common         929771103  1,240,826  21,650         Defined               21,650                 0
Wal-Mart Stores Inc.              Common         931142103  1,138,852  23,695          Sole                 23,695                 0
Walgreen Company                  Common         931422109 10,978,124 288,898         Defined              276,636            12,262
Werner Enterpises                 Common         950755108    284,604  23,717         Defined               23,567               150
Willamette Ind., Inc.             Common         969133107  1,157,175  41,700         Defined               28,400            13,300
Worldcom Inc.                     Common         98157D106  1,133,204  39,076         Defined               24,851            14,225
Check Point Software Tech         Common         M22465104    245,200   1,600          Sole                  1,600                 0

GRAND TOTAL                                               620,637,661
                                                          ===========